STRUCTURED ENTITIES (Details) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021
STRUCTURED ENTITIES (Details) [Line Items]
Loans and advances to customers	£ 435,627	£ 430,829
Financial assets at fair value through profit or loss
STRUCTURED ENTITIES (Details) [Line Items]
Loans and advances to customers	1,132	1,559
Total	1,371	1,798
Cancara
STRUCTURED ENTITIES (Details) [Line Items]
Financial assets pledged as collateral for liabilities or contingent liabilities	2,357	1,745
Loans and advances to customers	1,464	889
Asset-backed debt instruments held	850	780
Cancara | Financial assets at fair value through profit or loss
STRUCTURED ENTITIES (Details) [Line Items]
Total	£ 43	£ 76